OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
		December 31,	December 31,
	Note	2021	2020
Balance at beginning of the year		$4,767	$69
Investment in marketable securities, at cost		3,753	5,497
FMV of investments received on asset disposal	10	9,851	-
Disposals		(9,288)	(1,032)
Gain (loss) on marketable securities		2,117	233
Balance at end of the year		$11,200	$4,767